GOODWILL	9 Months Ended
Sep. 30, 2025
GOODWILL
GOODWILL

NOTE 3 – GOODWILL

Movements in Goodwill are as follows:

	September 30,
	2025	2024
At the beginning of the year	4,113,535	4,100,679
Increases	—	23,755
Decreases (1)	(4)	—
Currency translation adjustments	8,705	(13,948)
At the end of the period	4,122,236	4,110,486

(1)Correspond to the sale of Parklet’s equity stake in May 2025.